RECLASSIFICATION OF PRIOR QUARTER PRESENTATION	9 Months Ended
Sep. 30, 2022
Equity [Abstract]
RECLASSIFICATION OF PRIOR QUARTER PRESENTATION

NOTE 16 – RECLASSIFICATION OF PRIOR QUARTER PRESENTATION

Certain prior quarter amounts have been reclassified for consistency with the current quarter presentation. These reclassifications had no effect on the reported results of operations. An adjustment has been made to the Consolidated Statements of Operations for the nine months ended September 30, 2021, to identify sales and marketing expenses that were included in general and administrative expense of approximately $0.9 million. This change in classification does not affect previously reported operating expenses, operating loss before interest expense and income taxes and net loss on the Consolidated Statements of Operations.